Parent Company Information - Summary of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ 21,766	$ 17,517	$ (12,343)	$ 45,900	$ 8,901	$ 49,555	$ 26,940	$ 104,356	$ 106,265	$ 180,963
Accounts payable							3,257	403	(1,518)	(2,776)
Net cash used in operating activities							203,699	186,854	219,846	249,978
Cash flows from investing activities:
Net cash provided by investment activities							(144,563)	(191,770)	(251,382)	(202,034)
Cash flows from financing activities:
Contribution from parent									0	24,000
Distribution to parent							42,300	838,000	838,000	1,132
Net cash (used in) provided by financing activities							(73,439)	(2,543)	23,172	(43,254)
Net (decrease) increase in cash and cash equivalents							(14,303)	(7,459)	(8,364)	4,690
Cash and cash equivalents - beginning of period			20,431			28,795	20,431	28,795	28,795	24,105
Cash and cash equivalents - end of period	$ 6,128			$ 21,336			6,128	21,336	20,431	28,795
Parent Company
Cash flows from operating activities:
Net loss									(52)	(73)
Accrued liabilities									9	34
Accounts payable									33	39
Net cash used in operating activities									(10)
Cash flows from investing activities:
Proceeds from investment in subsidiaries									825,000
Net cash provided by investment activities									825,000
Cash flows from financing activities:
Contribution from parent									838,000	24,000
Distribution to parent									(838,000)	24,000
Net cash (used in) provided by financing activities									(838,000)	24,000
Net (decrease) increase in cash and cash equivalents									(13,010)	24,000
Cash and cash equivalents - beginning of period			$ 10,990			$ 24,000	$ 10,990	$ 24,000	24,000
Cash and cash equivalents - end of period									$ 10,990	$ 24,000